Summary of significant accounting policies (Details 4)	12 Months Ended
Dec. 31, 2020
Statement [Line Items]
Useful life measured as period of time, property, plant and equipment	25 years
Land [Member]
Statement [Line Items]
Useful lives or depreciation rates, property, plant and equipment (In years)	Indefinite
Vines in production [Member]
Statement [Line Items]
Useful life measured as period of time, property, plant and equipment	30 years
Bottom of range [member] | Buildings and Constructions [Member]
Statement [Line Items]
Useful life measured as period of time, property, plant and equipment	20 years
Bottom of range [member] | Machinery and Equipment [Member]
Statement [Line Items]
Useful life measured as period of time, property, plant and equipment	10 years
Bottom of range [member] | Fumiture and Accesories [Member]
Statement [Line Items]
Useful life measured as period of time, property, plant and equipment	5 years
Bottom of range [member] | Other Equipment (coolers and mayolicas) [Member]
Statement [Line Items]
Useful life measured as period of time, property, plant and equipment	5 years
Bottom of range [member] | Glass Containers, and Plastic Containers [Member]
Statement [Line Items]
Useful life measured as period of time, property, plant and equipment	3 years
Top of range [member] | Buildings and Constructions [Member]
Statement [Line Items]
Useful life measured as period of time, property, plant and equipment	60 years
Top of range [member] | Fumiture and Accesories [Member]
Statement [Line Items]
Useful life measured as period of time, property, plant and equipment	10 years
Top of range [member] | Other Equipment (coolers and mayolicas) [Member]
Statement [Line Items]
Useful life measured as period of time, property, plant and equipment	8 years
Top of range [member] | Glass Containers, and Plastic Containers [Member]
Statement [Line Items]
Useful life measured as period of time, property, plant and equipment	12 years